Prepaid Land Use Rights, Net	12 Months Ended
Dec. 31, 2025
Prepaid Land And Lease Payments [Abstract]
Prepaid Land Use Rights, Net

9. Prepaid Land Use Rights, net

	December 31,
	2025	2024
Prepaid land use rights, net	$77,567	$74,040
Less: accumulated amortization	15,395	12,515
Net carrying value	$62,172	$61,525

As of December 31, 2025, prepaid land use right of Yihoo Biotech Co, Ltd with a net book value of $4,409 (2024 - $4,304) was pledged as collateral for a bank loan from China Construction Bank (note 13 (c)).

As of December 31, 2025, prepaid land use rights of Sinovac Biotech (Yidao) Co., Ltd. with a net book value of $18,594 (2024 - $18,654) were pledged as collateral for a bank loan from China Construction Bank (note 13 (c)).

Amortization expense for prepaid land use rights for the year ended December 31, 2025 was $2,261 (2024 - $2,257, 2023 - $2,288).